STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		2 Months Ended
	May 07, 2026	Apr. 30, 2026	Jul. 31, 2026
Equity [Abstract]
Common stock, shares authorized		65,000,000	65,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares issued		10,233,990	10,294,140
Common stock, shares outstanding		10,233,990	10,294,140
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Number of stock issued		10,233,990
Gross cash proceeds		$ 133,414
Net proceeds received	$ 5,997
Subscription share	60,150
Purchase price	$ 0.10
Gross subscription amount	$ 6,015
Wire fee	$ 18		$ 18